Share-based Compensation - General (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 20, 2024	Feb. 25, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 26, 2024	Dec. 31, 2021	Feb. 21, 2021	Jul. 31, 2020	Dec. 31, 2014
Share-based Compensation
Number of options granted			0	0	2,765,000
Requisite service period			4 years	4 years	4 years
Number of options outstanding			46,274,612	51,672,005	56,274,213		59,961,539
Difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock			$ 82,832	$ 118,846	$ 107,484
Exercise price (US Dollar)			$ 0.00005		$ 0.2
Restricted Share Units (RSUs)
Share-based Compensation
RSUs outstanding			5,970,000	9,323,125	11,638,750		3,050,000
Unrecognized share-based compensation expense			$ 9,931	$ 20,695
Weighted-average vesting period			1 year 9 months	2 years 7 months 9 days
Employee Stock Option
Share-based Compensation
Unrecognized share-based compensation expense			$ 16,364	$ 65,970
Weighted-average vesting period			1 month 24 days	6 months 21 days
2015 Plan
Share-based Compensation
Number of ordinary shares reserved for issuance								76,778,005	60,778,005	31,918,690
Contractual term			10 years
Vesting period			4 years
Total incremental share-based compensation expense			$ 147	$ 728	$ 1,646
Percentage of issued and outstanding stock of the entity considered for annual incremental in total number of shares available for issuance		2.00%
Number of options granted			250,000	1,181,000	10,205,500
Number of options outstanding			46,274,612	51,672,005
2015 Plan | Minimum
Share-based Compensation
Requisite service period			3 years
2015 Plan | Maximum
Share-based Compensation
Requisite service period			4 years
2015 Plan | Restricted Share Units (RSUs)
Share-based Compensation
Number of options granted			5,810,000	9,323,125
2015 Plan | Share-based payment arrangement, tranche one
Share-based Compensation
Vesting period			2 years
Vesting percentage			50.00%
2015 Plan | Share-based payment arrangement, tranche two
Share-based Compensation
Vesting period			2 years
Vesting percentage			50.00%
Global Share Incentive Plan 2024
Share-based Compensation
Vesting period	12 months
Total incremental share-based compensation expense			$ 9,700
Expenses expected to be amortized over the remaining requisite service period			$ 300
Share Scheme shall not exceed	57,459,259
Exercise price (US Dollar)						$ 0.00005
Global Share Incentive Plan 2024 | Restricted Share Units (RSUs)
Share-based Compensation
RSUs outstanding			160,000
Global Share Incentive Plan 2024 | Employee Stock Option
Share-based Compensation
Contractual term			10 years